Income Taxes - Tax Expense According to Region (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Income Tax
Tax rate		26.40%	26.40%	26.40%	26.40%
Total current tax expense			€ 1,638	€ 1,390	€ 1,267
Total deferred tax income			(668)	(161)	(332)
Total income tax expense		$ 1,167	970	1,229	935
Tax expense for current year			1,623	1,412	1,278
Taxes for prior years			15	(22)	(11)
Origination and reversal of temporary differences			(891)	(403)	(428)
Unused tax losses, research and development tax credits, and foreign tax credits			223	242	96
Deferred tax income (benefit) related to changes in tax laws and tax rates			(227)	3	12
Deferred tax expense (benefit)			120	8	11
Germany
Income Tax
Total current tax expense			922	853	859
Total deferred tax income			(584)	(38)	(74)
Foreign
Income Tax
Total current tax expense			716	537	408
Total deferred tax income			€ (84)	€ (123)	€ (258)
U.S.
Income Tax
Tax rate	21.00%	35.00%	35.00%